UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23086

WP Trust
(Exact name of registrant as specified in charter)

127 NW 13th Street Suite 13, Boca Raton, FL 33432
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St., Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 950-9112

Date of fiscal year end: November 30

Date of reporting period: November 30, 2020

Item 1. Report to Stockholders.

WP Smaller Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPSMX)

WP International Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPITX)

WP Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPINX)

WP Large Cap Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPLCX)

Series of the
WP TRUST

ANNUAL REPORT
November 30, 2020

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Table of Contents

WP Trust
Letter to Shareholders	2
Sector Allocation	5
Performance Information	7
Schedules of Investments	11
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Cash Flows	24
Statements of Changes in Net Assets	26
Financial Highlights	28
NOTES TO FINANCIAL STATEMENTS	32
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	43
DISCLOSURE OF EXPENSES	44
ADDITIONAL INFORMATION	46
TRUSTEES & OFFICERS	48

2020 Annual Report 1

To the shareholders of WPLCX:

In the Fund’s seventh year of existence, we experienced some real turbulence in our portfolio due to the Covid-19 pandemic. We were down 24.71% for the year ended November 30, 2020, versus a gain of 8.09% for the Dow Jones Industrial Average and a gain of 17.46% for the S&P 500 Index. Our portfolio uses an option overlay process which is designed to generate positive cash flow in flat and up markets but may underperform when there is excessive volatility in the options market which happened this year with the onset of Covid-19. The reason we faired so poorly versus our benchmarks is because we had to cover (buy back) our short position in the SPX Puts we had sold at a much lower price which generated significant losses in the portfolio. We buy puts in the portfolio to try to offset losses when the market goes down, but when the price of the puts got so high because of the extreme volatility- we were forced to unwind the short put position which generated the significant loss, which in turn caused the net asset value (“NAV”) of the Fund to go down faster and further than the market in general.

The VIX, sometimes called the “fear index” is key to our having success with the option overlay process and it traded in the 11 to 16 range for most of 2019 which enabled us to generate a positive return of 52% in the Fund in 2019. It hit 82 in the spring of 2020 and has been in a range of 25 to 40 since the pandemic started which has greatly inhibited our performance this year. The VIX has come down since the middle of November and looks to have stabilized which gives up hope we can get back to some of the success we had in 2019.

Our Portfolio remains pretty much the same with the majority of our holdings being Large Capitalization stocks paying dividends in the 2% to 6% range. We have little turn-over in our stock holdings and prefer to hold stocks that continue to increase their dividend pay-outs.

We are modestly positive on the market in 2021 and feel the success of the vaccines will be crucial in determining how well the market performs. If the vaccines work the way, they are projected to- the market could have a very good year because of the pent-up demand that is out there and the large amounts of cash still sitting on the sidelines.

In any event, we will collect our dividends and cash from our positive option cash flow process, and you can expect another dividend prior to year- end.

To the shareholders of WPINX:

In our fifth year of existence, our Income Fund had a dismal year. We were down 46.75% for the year ended November 30, 2020 versus a gain of 4.92% for the year for the Markit iBoxx USD Liquid High Yield Index which is the index our Income Fund is measured against. Our portfolio uses an option overlay process which generates positive cash flow in flat and up markets but underperforms when there is excessive volatility in the options market which happened this year with the onset of Covid-19. The reason we faired so poorly versus our benchmark is because we had to cover (buy back) our short position in the SPX Puts we had sold at a much lower price which generated significant losses in the portfolio. We buy puts in the portfolio to try to offset losses when the market goes down, but when the price of the puts got so high because of the extreme volatility- we were forced to unwind the short put position which generated the significant loss, which in turn caused the NAV of the Fund to go down faster and further than the market in general.

2020 Annual Report 2

The VIX, sometimes called the “fear index” is key to our having success with the option overlay process and it traded in the 11 to 16 range for most of 2019 which enabled us to generate a positive return of 28.4% in the Income Fund in 2019. It hit 82 in the spring of 2020 and has been in a range of 25 to 40 since the pandemic started which has greatly inhibited our performance this year. The VIX has come down since the middle of November and looks to have stabilized which gives up hope we can get back to some of the success we had in 2019.

The Income Fund owns two ETFs which invest in dollar denominated American High Yield bonds: iShares iBoxx $ High Yield Corporate Bonds (symbol HYG) and SPDR Bloomberg Barclays High Yield Corporate Bonds (symbol JNK). These two ETFs performed in line with most Bond Funds in a benign interest rate environment in 2020. In order to enhance the performance in the Income Fund, we added four Bank Stocks that all had dividend yields in excess of 3%: Bank of America, PNC Financial Services, Wells Fargo & Company and JPMorgan Chase.

Our outlook for interest rates in 2021 is for a gradual rate increase but will probably be muted by the Federal Reserves stated objective of keeping rates in the 2% range for the foreseeable future.

We will continue to collect the interest on our ETFs and Bank Stocks and pay that out to our shareholders.

To the shareholders of WPITX:

In our fifth year of existence our International Fund performed very poorly. We were down 41.37% for the year ended November 30, 2020 versus a gain of 6.37% for the MSCI EAFE Index which is the index our International Fund is measured against. Our portfolio uses an option overlay process which generates positive cash flow in flat and up markets but under-performs when there is excessive volatility in the options market which happened this year with the onset of Covid-19. The reason we faired so poorly versus our benchmark is because we had to cover (buy back) our short position in the SPX Puts we had sold at a much lower price which generated significant losses in the portfolio. We buy puts in the portfolio to try to offset losses when the market goes down, but when the price of the puts got so high because of the extreme volatility- we were forced to unwind the short put position which generated the significant loss, which in turn caused the NAV of the International Fund to go down faster and further than the market in general.

The VIX, sometimes called the “fear index” is key to our having success with the option overlay process and it traded in the 11 to 16 range for most of 2019 which enabled us to generate a positive return of 36.9% in the International Fund in 2019. It hit 82 in the spring of 2020 and has been in a range of 25 to 40 since the pandemic started which has greatly inhibited our performance this year. The VIX has come down since the middle of November and looks to have stabilized which gives up hope we can get back to some of the success we had in 2019.

We own three ETFs in the International Fund: iShares MSCI EAFE Index, Wisdom Tree Trust Emerging Markets Small Cap, and Wisdom Tree International Small Cap and there were no additions or sales in the portfolio.

We are less certain about stocks in general in the International space as the Covid-19 pandemic seems to be affecting overseas more severely and the chance of the vaccines being of help in 2021 seems problematic. We will hold our current positions for now and see how the first part of 2021 plays out.

2020 Annual Report 3

To the shareholders of WPSMX:

In our fifth year of existence, our Small Cap Fund held its own in a very turbulent start to the year. We were down 3.93% for the year ended November 30, 2020 versus a gain of 13.59% for the Russell 2000 which is the index our Small Cap Fund is measured against. The portfolio of small cap stocks faired pretty well but overall performance was dragged down by our portfolio using an option overlay process which generates positive cash flow in flat and up markets but underperforms when there is excessive volatility in the options market which happened this year with the onset of Covid-19. The reason we faired so poorly versus our benchmark is because we had to cover (buy back) our short position in the SPX Puts we had sold at a much lower price which generated significant losses in the portfolio. We buy puts in the portfolio to try to offset losses when the market goes down, but when the price of the puts got so high because of the extreme volatility- we were forced to unwind the short put position which generated the significant loss, which in turn caused the NAV of the Small Cap Fund to go down faster and further than the market in general.

The VIX, sometimes called the “fear index” is key to our having success with the option overlay process and it traded in the 11 to 16 range for most of 2019 which enabled us to generate a positive return of 48.2% in the Small Cap Fund in 2019. It hit 82 in the spring of 2020 and has been in a range of 25 to 40 since the pandemic started which has greatly inhibited our performance this year. The VIX has come down since the middle of November and looks to have stabilized which gives up hope we can get back to some of the success we had in 2019.

We added one new position in 2020- NantKwest Inc which is a cancer immunotherapy company that has become a leader in immune-oncology through its natural killer cell therapy and has a promising drug to treat bladder cancer. We are very positive on the small cap space and hold positions in other cutting-edge companies including Ontrak Inc, which is a company that combines artificial intelligence with telemedicine which has really come to attention with the pandemic and the ability to treat patients without a trip to the doctor’s office.

We are excited about the Small Cap Fund’s portfolio and look forward to adding to these stocks with cutting edge technology.

Thank you for your patience and trust in us.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance may be lower or higher that the performance data quoted.

2020 Annual Report 4

WP Trust (Unaudited)

WP Smaller Companies Income Plus Fund Allocation of Portfolio Holding (% of Investments) as of November 30, 2020 Excludes the Impact of Written Options

Purchased Options
0.02%
Short-Term
Investments
16.51%
Exchange Traded
Funds
48.24%
Common Stock
35.23%

Short-Term Investments
5.05%
Purchased Options
0.03%
Common Stock
6.13%
Exchange Traded Funds
88.79%

2020 Annual Report 5

WP Trust (Unaudited)

WP Income Plus Fund Allocation of Portfolio Holding (% of Investments) as of November 30, 2020 Excludes the Impact of Written Options

Purchased Options
0.03%
Short-Term Investments
2.13%
Common Stock
9.90%
Exchange Traded Funds
87.94%

WP Large Cap Income Plus Fund

Excludes the Impact of Written Options

Short-Term Investments
1.86%
Warrants
0.05%
Purchased Options,
0.02%
Closed End Funds
2.14%
Common Stock
95.93%

2020 Annual Report 6

WP Smaller Companies Income Plus Fund (Unaudited)

The Value of a $10,000 Investment in the WP Smaller Companies Income Plus Fund From January 4, 2016 to November 30, 2020 as Compared to the S&P 500® Index and the Russell 2000® Index

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended November 30, 2020

			Since
	1 Year(A)	3 Years(A)	Inception(A)
WP Smaller Companies Income Plus Fund	-3.93%	3.42%	8.22%
S&P 500® Index (B)	17.46%	13.17%	15.00%
Russell 2000® Index (C)	13.59%	7.09%	12.18%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP Smaller Companies Income Plus Fund was January 4, 2016.

(B) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 3.56% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260.

2020 Annual Report 7

WP International Companies Income Plus Fund (Unaudited)

The Value of a $10,000 Investment in the WP International Companies Income Plus Fund From January 4, 2016 to November 30, 2020 as Compared to the S&P 500® Index and the MSCI EAFE Index

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended November 30, 2020

			Since
	1 Year(A)	3 Years(A)	Inception(A)
WP International Companies Income Plus Fund	-41.37%	-16.07%	-5.61%
S&P 500® Index (B)	17.46%	13.17%	15.00%
MSCI EAFE Index (C)	6.37%	3.26%	7.17%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP International Companies Income Plus Fund was January 4, 2016.

(B) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The MSCI EAFE Index is a free-float weighted equity index that covers DM countries in Europe, Australasia, Israel and the Far East. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 3.73% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260.

2020 Annual Report 8

WP Income Plus Fund (Unaudited)

The Value of a $10,000 Investment in the WP Income Plus Fund From January 4, 2016 to November 30, 2020 as Compared to the S&P 500® Index and the Markit iBoxx USD Liquid High Yield Index

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended November 30, 2020

			Since
	1 Year(A)	3 Years(A)	Inception(A)
WP Income Plus Fund	-46.75%	-16.94%	-7.55%
S&P 500® Index (B)	17.46%	13.17%	15.00%
Markit iBoxx USD Liquid High Yield Index (C)	4.92%	5.22%	7.57%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP Income Plus Fund was January 4, 2016.

(B) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 3.54% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260.

2020 Annual Report 9

WP Large Cap Income Plus Fund (Unaudited)

The Value of a $10,000 Investment in the WP Large Cap Income Plus Fund From December 4, 2013 to November 30, 2020 as Compared to the Dow Jones Industrial Average Index

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended November 30, 2020

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP Large Cap Income Plus Fund	-24.71%	-2.25%	5.54%	3.78%
Dow Jones Industrial Average Index (B)	8.09%	9.37%	13.54%	11.96%
S&P 500® Index (C)	17.46%	13.17%	13.99%	12.82%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP Large Cap Income Plus Fund was December 4, 2013.

(B) The Dow Jones Industrial Average Index is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.67% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260.

2020 Annual Report 10

WP Smaller Companies Income Plus Fund

				Schedule of Investments
				November 30, 2020
Shares				Fair Value	% of Net Assets
COMMON STOCKS
Biotechnology
10,000	NantKwest, Inc. * +		$ 95,800		1.16%
Health Care Equipment & Supplies
70,000	Alphatec Holdings, Inc. * +			735,000
35,000	Cytosorbents Corporation * +			293,650
				1,028,650	12.41%
Health Care Providers & Services
30,000	Ontrak, Inc. * +			1,489,500	17.96%
Professional Services
15,000	Hill International, Inc. * +			28,350	0.34%
Pharmaceuticals
60,000	Cronos Group Inc. * + (Canada)			531,000	6.40%
Total for Common Stocks (Cost $1,138,881)				3,173,300	38.27%
EXCHANGE TRADED FUNDS
Equity Funds
24,000	iShares Russell 2000 ETF + (a)			4,344,480
Total for Exchange Traded Funds (Cost $2,560,758)				4,344,480	52.40%
MONEY MARKET FUNDS
1,487,349	Federated Hermes Government Obligations Fund - Institutional			1,487,349
	Class 0.01% **			1,487,349	17.94%
Total for Money Market Funds (Cost $1,487,349)
CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
December 4, 2020 Puts @ $2,800.00		165	$ 46,200,000	1,650
Total for Options Purchased (Premiums Paid - $32,730)			$ 46,200,000	1,650	0.02%
Total Investments (Cost $5,219,718)				9,006,779	108.62%
Liabilities in Excess of Other Assets				(715,104)	-8.62%
Net Assets			$ 8,291,675		100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at November 30, 2020.
+ Portion or all of the security is pledged as collateral for options written.
(a) Additional information, including the current prospectus and annual report, is available at
https://www.ishares.com/us/products/239710/ishares-russell-2000-etf.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 11

WP Smaller Companies Income Plus Fund

		Schedule of Options Written
		November 30, 2020
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Put Options Written
CBOE S&P 500 Index *
December 17, 2021 Puts @ $2,900.00	36	$ 10,440,000	$ 444,240
December 16, 2022 Puts @ $2,900.00 ***	19	5,510,000	409,260
Total Put Options Written (Premiums Received $1,187,439)		15,950,000	853,500
Call Options Written
Ontrak, Inc. *
January 20, 2023 Calls @ $120.00 ***	103	1,236,000	84,975
Total Call Options Written (Premiums Received $151,646)		1,236,000	84,975
Total Options (Premiums Received $1,339,085)		$ 17,186,000	$ 938,475

* Non-Income Producing Securities. *** Level 2 valuation. See Note 2.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 12

WP International Companies Income Plus Fund

				Schedule of Investments
				November 30, 2020
Shares				Fair Value	% of Net Assets
COMMON STOCKS
Banks
10,000	Mitsubishi UFJ Financial Group, Inc. + * (Japan)			$ 42,900
23,000	UBS Group AG + * (Switzerland)			325,220
				368,120	7.12%
Total for Common Stocks (Cost $346,861)				368,120	7.12%
EXCHANGE TRADED FUNDS
Equity Funds
76,000	iShares MSCI EAFE ETF + (a)			5,331,400
Total for Exchange Traded Funds (Cost $4,328,307)				5,331,400	103.16%
MONEY MARKET FUNDS
303,470	Federated Hermes Government Obligations Fund - Institutional			303,470
	Class 0.01% **			303,470	5.87%
Total for Money Market Funds (Cost $303,470)
CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
December 4, 2020 Puts @ $2,800.00		171	$ 47,880,000	1,710
Total for Options Purchased (Premiums Paid - $33,920)			$ 47,880,000	1,710	0.03%
Total Investments (Cost $5,012,558)				6,004,700	116.19%
Liabilities in Excess of Other Assets				(836,535)	-16.19%
Net Assets				$ 5,168,165	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at November 30, 2020.
+ Portion or all of the security is pledged as collateral for options written.
(a) Additional information, including the current prospectus and annual report, is available at
https://www.ishares.com/us/products/239623/ishares-msci-eafe-etf.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 13

WP International Companies Income Plus Fund

		Schedule of Options Written
		November 30, 2020
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Put Options Written
CBOE S&P 500 Index *
December 17, 2021 Puts @ $2,900.00	37	$ 10,730,000	$ 456,580
December 16, 2022 Puts @ $2,900.00 ***	20	5,800,000	430,800
Total Put Options Written (Premiums Received $1,233,339)		16,530,000	887,380
Total Options (Premiums Received $1,233,339)		$ 16,530,000	$ 887,380

* Non-Income Producing Securities. *** Level 2 valuation. See Note 2.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 14

WP Income Plus Fund

				Schedule of Investments
				November 30, 2020
Shares				Fair Value	% of Net Assets
COMMON STOCKS
Banks
5,600	Bank of America Corporation +			$ 157,696
1,350	JPMorgan Chase & Co. +			159,138
1,325	The PNC Financial Services Group, Inc. +			182,943
4,400	Wells Fargo & Company +			120,340
				620,117	11.90%
Total for Common Stocks (Cost $498,202)				620,117	11.90%
EXCHANGE TRADED FUNDS
Debt Funds
19,000	iShares iBoxx $ High Yield Corporate Bond ETF + (a)			1,640,080
36,000	SPDR® Bloomberg Barclays High Yield Bond ETF + (b)			3,871,080
Total for Exchange Traded Funds (Cost $5,436,121)				5,511,160	105.80%
MONEY MARKET FUNDS
133,790	Federated Hermes Government Obligations Fund - Institutional			133,790
	Class 0.01% **			133,790	2.57%
Total for Money Market Funds (Cost $133,790)
CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
December 4, 2020 Puts @ $2,800.00		201	$ 56,280,000	2,010
Total for Options Purchased (Premiums Paid - $39,871)			$ 56,280,000	2,010	0.04%
Total Investment Securities (Cost $6,107,984)				6,267,077	120.31%
Liabilities in Excess of Other Assets				(1,057,882)	-20.31%
Net Assets				$ 5,209,195	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at November 30, 2020.
+ Portion or all of the security is pledged as collateral for options written.
(a) Additional information, including the current prospectus and annual report, is available at
https://www.ishares.com/us/products/239565/ishares-iboxx-high-yield-corporate-bond-etf.
(b) Additional information, including the current prospectus and annual report, is available at
https://www.ssga.com/us/en/institutional/etfs/funds/spdr-bloomberg-barclays-high-yield-bond-etf-jnk.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 15

WP Income Plus Fund

		Schedule of Options Written
		November 30, 2020
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Put Options Written
CBOE S&P 500 Index *
December 17, 2021 Puts @ $2,900.00	39	$ 11,310,000	$ 481,260
December 16, 2022 Puts @ $2,900.00 ***	28	8,120,000	603,120
Total Put Options Written (Premiums Received $1,489,237)		19,430,000	1,084,380
Total Options (Premiums Received $1,489,237)		$ 19,430,000	$ 1,084,380

* Non-Income Producing Securities. *** Level 2 valuation. See Note 2.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 16

WP Large Cap Income Plus Fund

		Schedule of Investments
		November 30, 2020
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Banks
69,000	Bank of America Corporation +	$ 1,943,040
21,000	Citigroup Inc. +	1,156,470
17,200	JPMorgan Chase & Co. +	2,027,536
20,000	Mitsubishi UFJ Financial Group, Inc. + (Japan)	85,800
43,600	Wells Fargo & Company +	1,192,460
		6,405,306	21.61%
Beverages
3,800	Diageo PLC - ADR +	588,810	1.99%
Biotechnology
10,000	NantKwest, Inc. * +	95,800	0.32%
Capital Markets
3,100	BlackRock, Inc. +	2,164,885	7.30%
Chemicals
2,000	The Scotts Miracle-Gro Company +	351,540	1.19%
Diversified Financial Services
6,900	Berkshire Hathaway Inc. - Class B +	1,579,479	5.33%
Food & Staples Retailing
10,000	Walmart Inc. +	1,527,900	5.15%
Food Products
6,000	B&G Foods, Inc. * +	166,140	0.56%
Health Care Equipment & Supplies
90,000	Cytosorbents Corporation * +	755,100	2.55%
Health Care Providers & Services
73,000	Ontrak, Inc. * +	3,624,450	12.23%
Hotels, Restaurants & Leisure
10,800	McDonald's Corporation +	2,348,352	7.92%
Internet & Direct Marketing Retail
1,000	Alibaba Group Holding Limited (China) * +	263,360	0.89%
Pharmaceuticals
100,000	Cronos Group Inc. * (Canada) +	885,000	2.99%
Oil, Gas & Consumable Fuels
30,000	BP PLC - ADR +	586,800
2,000	Chevron Corporation +	174,360
18,000	Exxon Mobil Corporation +	686,340
28,000	Occidental Petroleum Corporation +	441,280
		1,888,780	6.36%
Semiconductors & Semiconductor Equipment
32,000	Intel Corporation +	1,547,200	5.22%
Software
17,900	Microsoft Corporation +	3,831,853	12.92%
Technology Hardware, Storage & Peripherals
42,000	Apple Inc. +	5,000,100	16.87%
Tobacco
53,000	Altria Group, Inc. +	2,110,990	7.11%
Trading Companies & Distributors
25,000	Fortress Transportation and Infrastructure Investors LLC +	521,750	1.76%
Total for Common Stocks (Cost $21,506,764)		35,656,795	120.27%
CLOSED END FUND
73,000	Boulder Growth & Income Fund, Inc. +	796,430
Total for Closed End Funds (Cost $549,761)		796,430	2.69%

* Non-Income Producing Securities. + Portion or all of the security is pledged as collateral for options written.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 17

WP Large Cap Income Plus Fund

			Schedule of Investments
			November 30, 2020
Shares			Fair Value	% of Net Assets
WARRANTS
3,500 Occidental Petroleum Corporation, 8/3/2027 @ $22.00 * +			$ 17,990
Total for Warrants (Cost $17,325)			17,990	0.06%
MONEY MARKET FUNDS
690,452 Federated Hermes Government Obligations Fund - Institutional			690,452
Class 0.01% **			690,452	2.33%
Total for Money Market Funds (Cost $690,452)
CALL/PUT OPTIONS PURCHASED		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
December 4, 2020 Puts @ $2,800.00	742	$ 207,760,000	7,420
Total for Options Purchased (Premiums Paid - $149,375)		$ 207,760,000	7,420	0.03%
Total Investment Securities (Cost $22,913,677)			37,169,087	125.37%
Liabilities in Excess of Other Assets			(7,522,183)	-25.37%

Net Assets			$ 29,646,904	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at November 30, 2020. + Portion or all of the security is pledged as collateral for options written.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 18

WP Large Cap Income Plus Fund

		Schedule of Options Written
		November 30, 2020
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Call Options Written
CBOE S&P 500 Index *
December 17, 2021 Calls @ $3,000.00	14	$ 4,200,000	$ 997,500
December 16, 2022 Calls @ $3,100.00 ***	22	6,820,000	1,583,340
		11,020,000	2,580,840
Ontrak, Inc. *
January 20, 2023 Calls @ $120.00 **	76	912,000	62,700
Total Call Options Written (Premiums Received $549,870)		11,932,000	2,643,540
Put Options Written
CBOE S&P 500 Index *
December 17, 2021 Puts @ $2,900.00	136	39,440,000	1,678,240
December 16, 2022 Puts @ $2,900.00 ***	159	46,110,000	3,424,860
Total Put Options Written (Premiums Received $6,909,038)		85,550,000	5,103,100
Total Options (Premiums Received $7,458,908)		$ 97,482,000	7,746,640

* Non-Income Producing Securities. *** Level 2 valuation. See Note 2.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 19

WP Trust

Statements of Assets and Liabilities		WP
November 30, 2020	WP Smaller	International
	Companies	Companies
	Income Plus	Income Plus
	Fund	Fund

Assets:
Investments at Fair Value*	$ 9,006,779	$ 6,004,700
Cash	-	1,000
Deposit at Broker for Written Options	257,804	74,461
Dividends Receivable	-	5,155
Interest Receivable	9	2
Prepaid Expenses	2,774	2,685
Total Assets	9,267,366	6,088,003
Liabilities:
Options Written at Fair Value (Premiums Received $1,339,085 and
$1,233,339, respectively)	938,475	887,380
Payable to Advisor	8,819	5,452
Payable to Administrator	2,204	2,233
Accrued Distribution and Service (12b-1) Fees	2,492	1,010
Accrued Trustees Fees	-	-
Payable to Chief Compliance Officer	667	667
Other Accrued Expenses	23,034	23,096
Total Liabilities	975,691	919,838
Net Assets	$ 8,291,675	$ 5,168,165
Net Assets Consist of:
Paid In Capital	$ 7,058,154	$ 8,597,316
Total Distributable Earnings / (Accumulated Deficit)	1,233,521	(3,429,151)
Net Assets	$ 8,291,675	$ 5,168,165

Net Asset Value, Offering and Redemption Price	$ 14.38	$ 7.21

* Investments at Identified Cost	$ 5,219,718	$ 5,012,558

Shares Outstanding (Unlimited number of shares	576,424	716,859
authorized without par value)

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 20

WP Trust

Statements of Assets and Liabilities		WP
November 30, 2020		Large Cap
	WP Income	Income Plus
	Plus Fund	Fund

Assets:
Investment Securities at Fair Value*	$ 6,267,077	$ 37,169,087
Deposit at Broker for Written Options	57,465	195,744
Receivable for Fund Shares Sold	-	20,000
Dividends Receivable	440	77,820
Interest Receivable	1	6
Prepaid Expenses	4,455	3,577
Total Assets	6,329,438	37,466,234
Liabilities:
Options Written at Fair Value (Premiums Received $1,489,237 and
$7,458,908, respectively)	1,084,380	7,746,640
Payable for Fund Shares Redeemed	2,134	-
Payable to Advisor	5,545	31,363
Payable to Administrator	2,591	154
Accrued Distribution and Service (12b-1) Fees	1,027	7,462
Accrued Trustees Fees	-	-
Payable to Chief Compliance Officer	667	667
Other Accrued Expenses	23,899	33,044
Total Liabilities	1,120,243	7,819,330
Net Assets	$ 5,209,195	$ 29,646,904
Net Assets Consist of:
Paid In Capital	$ 12,720,151	$ 27,079,174
Total Distributable Earnings / (Accumulated Deficit)	(7,510,956)	2,567,730
Net Assets	$ 5,209,195	$ 29,646,904

Net Asset Value, Offering and Redemption Price	$ 5.71	$ 12.24

* Investments at Identified Cost	$ 6,107,984	$ 22,913,677

Shares Outstanding (Unlimited number of shares	911,555	2,422,486
authorized without par value)

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 21

WP Trust

Statements of Operations		WP
For the fiscal year ended November 30, 2020	WP Smaller	International
	Companies	Companies
	Income Plus	Income Plus
	Fund	Fund

Investment Income:
Dividends	$ 73,873	$ 221,048
Interest	1,154	1,104
Total Investment Income	75,027	222,152
Expenses:
Management Fees	98,302	85,335
Administration, Fund Accounting & Transfer Agent Fees	61,654	59,437
Interest Expense	30,741	33,161
Compliance Officer Expense	22,065	22,065
Distribution and Service (12b-1) Fees - Class A	18,204	15,802
Audit Fees	21,925	21,925
Legal Fees	17,772	18,288
Trustees Fees	9,165	9,165
Registration Expense	9,024	7,694
Custody Fees	4,911	5,361
Miscellaneous Expense	10,410	10,233
Insurance Expense	713	726
Total Expenses Before Recoupment	304,886	289,192
Recoupment	-	-
Total Expenses	304,886	289,192

Net Investment Income (Loss)	(229,859)	(67,040)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	732,066	(1,008,685)
Net Realized Gain (Loss) on Options Purchased	83,644	559,936
Net Realized Gain (Loss) on Options Written	(3,767,462)	(4,605,134)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,271,267	(176,966)
Net Change in Unrealized Appreciation (Depreciation) on Options Purchased	(6,600)	(6,593)
Net Change in Unrealized Appreciation (Depreciation) on Options Written	797,802	773,581
Net Realized and Unrealized Gains (Loss) on Investments	(889,283)	(4,463,861)

Net Increase (Decrease) in Net Assets from Operations	$ (1,119,142)	$ (4,530,901)

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 22

WP Trust

Statements of Operations
For the fiscal year ended November 30, 2020		WP
		Large Cap
	WP Income	Income Plus
	Plus Fund	Fund

Investment Income:
Dividends	$ 519,908	$ 982,041
Interest	951	1,883
Total Investment Income	520,859	983,924
Expenses:
Management Fees	109,270	404,138
Administration, Fund Accounting & Transfer Agent Fees	63,668	111,880
Interest Expense	45,270	135,403
Compliance Officer Expense	21,990	23,195
Distribution and Service (12b-1) Fees - Class A	20,235	75,826
Audit Fees	21,925	21,925
Legal Fees	18,384	17,772
Trustees Fees	9,165	9,165
Registration Expense	16,212	10,181
Custody Fees	5,012	7,677
Miscellaneous Expense	10,095	6,051
Insurance Expense	825	1,263
Total Expenses	342,051	824,476

Net Investment Income (Loss)	178,808	159,448

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Investments	-	25,265
Net Realized Gain (Loss) on Investments	(1,523,925)	2,093,127
Net Realized Gain (Loss) on Options Purchased	1,134,898	510,272
Net Realized Gain (Loss) on Options Written	(8,373,574)	(15,993,335)
Net Change in Unrealized Appreciation (Depreciation) on Investments	88,583	(478,875)
Net Change in Unrealized Appreciation (Depreciation) on Options Purchased	11,081	(45,857)
Net Change in Unrealized Appreciation (Depreciation) on Options Written	1,092,050	1,417,811
Net Realized and Unrealized Gains (Loss) on Investments	(7,570,887)	(12,471,592)

Net Increase (Decrease) in Net Assets from Operations	$ (7,392,079)	$ (12,312,144)

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 23

WP Trust

Statements of Cash Flows		WP
November 30, 2020	WP Smaller	International
	Companies	Companies
	Income Plus	Income Plus
	Fund	Fund

Increase (Decrease) in cash:
Cash flows from operating activities:
Net Increase (Decrease) in net assets from operations	$ (1,119,142)	$ (4,530,901)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash (used in)/provided from operating activities:
Purchase of investments and options	(2,675,970)	(2,340,369)
Proceeds from disposition of investments and options	8,578,706	7,490,365
Purchase/sales of short-term investment securities, net	(1,229,797)	16,636
(Increase) decrease in dividends and interest receivable	394	(4,754)
(Increase) decrease in prepaid expenses	3,131	1,298
Premiums received from options written	20,602,093	20,491,332
Payments to cover options written	(24,184,413)	(25,081,195)
(Increase) decrease in accrued distribution (12b-1) fees	431	(1,137)
(Increase) decrease in accrued expenses	1,272	(3,482)
Net unrealized (appreciation) depreciation on investments and options	(2,062,469)	(590,022)
Net realized (gain) loss on investments and options	2,951,752	5,053,883
Net cash (used in)/provided from operating activities	865,988	501,654

Cash flows from financing activities:
Proceeds from Fund shares sold	660,026	559,426
Payment on Fund shares redeemed	(1,477,723)	(1,344,629)
Cash distributions paid	(60)*	(446)**
Net cash (used in)/provided from financing activities	(817,757)	(785,649)

Net increase (decrease) in cash	48,231	(283,995)

Cash:
Beginning of year	209,573	359,456
End of year	$ 257,804	$ 75,461

Supplemental disclosure of cash flow information:

Reconciliation of restricted and unrestricted cash at the beginning of the year to the Statement of Assets and Liabilities:
Cash	$ 1,110	$ 1,927
Deposits at broker for written options	$ 208,463	$ 357,529

Reconciliation of restricted and unrestricted cash at the end of the year to the Statement of Assets and Liabilities:
Cash	$ -	$ 1,000
Deposits at broker for written options	$ 257,804	$ 74,461

Interest paid by the Funds was $29,496 and $31,492, respectively.
* Noncash financing activities not included herein consist of reinvestment of distributions of $11,752.
** Noncash financing activities not included herein consist of reinvestment of distributions of $194,644.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 24

WP Trust

Statements of Cash Flows		WP
November 30, 2020		Large Cap
	WP Income	Income Plus
	Plus Fund	Fund

Increase (Decrease) in cash:
Cash flows from operating activities:
Net Increase (Decrease) in net assets from operations	$ (7,392,079)	$ (12,312,144)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash (used in)/provided from operating activities:
Purchase of investments and options	(3,761,198)	(12,358,578)
Proceeds from disposition of investments and options	14,764,628	26,480,352
Purchase/sales of short-term investment securities, net	52,406	(441,063)
(Increase) decrease in dividends and interest receivable	(152)	82,222
(Increase) decrease in prepaid expenses	4,986	3,287
Premiums received from options written	30,747,202	90,206,829
Payments to cover options written	(39,639,156)	(103,589,778)
(Increase) decrease in accrued distribution (12b-1) fees	(2,132)	(346)
(Increase) decrease in accrued expenses	(10,613)	(22,653)
Return of capital received from investments	1,405	39,760
Net unrealized (appreciation) depreciation on investments and options	(1,191,714)	(893,079)
Net realized (gain) loss on investments and options	8,762,601	13,389,936
Net cash (used in)/provided from operating activities	2,336,184	584,745

Cash flows from financing activities:
Proceeds from Fund shares sold	341,836	4,730,617**
Payment on Fund shares redeemed	(3,071,948)*	(6,020,730)
Cash distributions paid	(45,187)*	(6,122)**
Net cash (used in)/provided from financing activities	(2,775,299)	(1,296,235)

Net increase (decrease) in cash	(439,115)	(711,490)

Cash:
Beginning of year	496,580	907,234
End of year	$ 57,465	$ 195,744

Supplemental disclosure of cash flow information:

Reconciliation of restricted and unrestricted cash at the beginning of the year to the Statement of Assets and Liabilities:
Cash	$ 2,824	$ 6,858
Deposits at broker for written options	$ 493,756	$ 900,376

Reconciliation of restricted and unrestricted cash at the end of the year to the Statement of Assets and Liabilities:
Cash	$ -	$ -
Deposits at broker for written options	$ 57,465	$ 195,744

Interest paid by the Funds was $42,667 and $128,737, respectively.
* Noncash financing activities not included herein consist of reinvestment of distributions of $216,607 and an increase in payable for Fund shares redeemed of $2,134.
** Noncash financing activities not included herein consist of reinvestment of distributions of $1,164,557 and an increase in the receivable for Fund shares purchased of $20,000.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 25

WP Trust

Statements of Changes in Net Assets
	WP Smaller Companies		WP International Companies
	Income Plus Fund		Income Plus Fund
	12/1/2019	12/1/2018	12/1/2019	12/1/2018
	to	to	to	to
	11/30/2020	11/30/2019	11/30/2020	11/30/2019
From Operations:
Net Investment Income (Loss)	$ (229,859)	$ (174,644)	$ (67,040)	$ 26,287
Net Realized Gain (Loss) on Investments, Options
Purchased and Options Written	(2,951,752)	358,558	(5,053,883)	502,241
Net Change in Unrealized Appreciation (Depreciation)
on Investments, Options Purchased and Options
Written	2,062,469	857,388	590,022	750,417
Net Increase (Decrease) in Net Assets from Operations	(1,119,142)	1,041,302	(4,530,901)	1,278,945
From Distributions to Shareholders:	(11,812)	-	(195,090)	-
From Capital Share Transactions:
Proceeds From Sale of Shares	660,026	1,869,926	559,426	1,212,021
Shares Issued on Reinvestment of Dividends	11,752	-	194,644	-
Cost of Shares Redeemed	(1,477,723)	(694,491)	(1,344,629)	(993,740)
Net Increase (Decrease) from Shareholder Activity	(805,945)	1,175,435	(590,559)	218,281
Net Increase (Decrease) in Net Assets	(1,936,899)	2,216,737	(5,316,550)	1,497,226

Net Assets at Beginning of Period	10,228,574	8,011,837	10,484,715	8,987,489

Net Assets at End of Period	$ 8,291,675	$ 10,228,574	$ 5,168,165	$ 10,484,715

Share Transactions:
Issued	51,881	132,394	58,325	101,936
Reinvested	839	-	15,339	-
Redeemed	(158,783)	(51,664)	(194,491)	(86,756)
Net Increase (Decrease) in Shares	(106,063)	80,730	(120,827)	15,180

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 26

WP Trust

Statements of Changes in Net Assets

	WP Income Plus Fund		WP Large Cap Income Plus Fund
	12/1/2019	12/1/2018	12/1/2019	12/1/2018
	to	to	to	to
	11/30/2020	11/30/2019	11/30/2020	11/30/2019
From Operations:
Net Investment Income (Loss)	$ 178,808	$ 480,771	$ 159,448	$ 194,649
Capital Gain Distributions from Investments	-	-	25,265	-
Net Realized Gain (Loss) on Investments, Options
Purchased and Options Written	(8,762,601)	785,277	(13,389,936)	3,522,050
Net Change in Unrealized Appreciation (Depreciation)
on Investments, Options Purchased and Options
Written	1,191,714	416,191	893,079	3,755,810
Net Increase (Decrease) in Net Assets from Operations	(7,392,079)	1,682,239	(12,312,144)	7,472,509

From Distributions to Shareholders:	(245,787)	(476,517)	(1,170,679)	(31,799)
From Return of Capital to Shareholders:	(16,007)	-	-	-

From Capital Share Transactions:
Proceeds From Sale of Shares	341,836	714,257	4,750,617	3,749,175
Shares Issued on Reinvestment of Dividends	216,607	419,952	1,164,557	31,506
Cost of Shares Redeemed	(3,074,081)	(2,398,201)	(6,020,730)	(2,612,000)
Net Increase (Decrease) from Shareholder Activity	(2,515,638)	(1,263,992)	(105,556)	1,168,681
Net Increase (Decrease) in Net Assets	(10,169,511)	(58,270)	(13,588,379)	8,609,391

Net Assets at Beginning of Period	15,378,706	15,436,976	43,235,283	34,625,892

Net Assets at End of Period	$ 5,209,195	$ 15,378,706	$ 29,646,904	$ 43,235,283

Share Transactions:
Issued	43,825	65,973	365,348	254,717
Reinvested	24,557	41,190	71,186	2,986
Redeemed	(556,484)	(242,698)	(602,197)	(184,556)
Net Increase (Decrease) in Shares	(488,102)	(135,535)	(165,663)	73,147

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 27

WP Trust

Financial Highlights - WP Smaller Companies Income Plus Fund

Selected data for a share outstanding	12/1/2019		12/1/2018	12/1/2017	12/1/2016	1/4/2016*
throughout the period:	to		to	to	to	to
	11/30/2020		11/30/2019	11/30/2018	11/30/2017	11/30/2016
Net Asset Value - Beginning of Period	$14.99		$13.31	$13.32	$11.53	$10.00
Net Investment Loss (a)	(0.36)		(0.27)	(0.26)	(0.21)	(0.42)
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.23	)(g)	1.95	0.55	2.00	1.95
Total from Investment Operations	(0.59)		1.68	0.29	1.79	1.53
Distributions (From Net Investment Income)	-		-	-	-	-
Distributions (From Capital Gains)	(0.02)		-	(0.30)	-	-
Total Distributions	(0.02)		-	(0.30)	-	-
Net Asset Value - End of Period	$14.38		$14.99	$13.31	$13.32	$11.53
Total Return (b)	(3.93)%		12.62%	2.23%	15.52%	15.30	% **

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$8,292		$10,229	$8,012	$5,628	$3,332

Before Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	4.19%		3.37%	3.77%	3.82%	5.63	% *** (f)
Ratio of Net Investment Loss to Average
Net Assets (d) (e)	(3.16)%		(2.05)%	(2.50)%	(2.42)%	(4.40	)% *** (f)
After Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	4.19%		3.32%	3.15%	3.12%	5.63	% *** (f)
Ratio of Net Investment Loss to Average
Net Assets (d) (e)	(3.16)%		(2.00)%	(1.88)%	(1.72)%	(4.40	)% *** (f)

Portfolio Turnover Rate	5.15%		0.25%	0.00%	0.00%	0.00	% **

* Commencement of operations.
** Not Annualized.
*** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.42%, 0.61%, 0.40%, 0.29% and 0.16% of interest expense during the years ended November 30, 2020,
November 30, 2019, November 30, 2018 and November 30, 2017 and the period ended November 30, 2016, respectively.
(f) Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 28

WP Trust

Financial Highlights - WP International Companies Income Plus Fund

Selected data for a share outstanding throughout the period:	12/1/2019	12/1/2018	12/1/2017	12/1/2016	1/4/2016*
	to	to	to	to	to
	11/30/2020	11/30/2019	11/30/2018	11/30/2017	11/30/2016
Net Asset Value - Beginning of Period	$12.52	$10.93	$12.74	$10.16	$10.00
Net Investment Income (Loss) (a)	(0.08)	0.03	0.01	(0.07)	(0.36)
Net Gain (Loss) on Investments (Realized and Unrealized)	(5.00)	1.56	(1.49)	2.65	0.52
Total from Investment Operations	(5.08)	1.59	(1.48)	2.58	0.16
Distributions (From Net Investment Income)	(0.06)	-	-	-	-
Distributions (From Capital Gains)	(0.17)	-	(0.33)	-	-
Total Distributions	(0.23)	-	(0.33)	-	-

Net Asset Value - End of Period	$7.21	$12.52	$10.93	$12.74	$10.16
Total Return (b)	(41.37)%	14.55%	(11.97)%	25.39%	1.60	% **
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$5,168	$10,485	$8,987	$8,969	$3,225

Before Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	4.58%	3.35%	3.44%	3.18%	5.97	% *** (f)
Ratio of Net Investment Income (Loss) to Average
Net Assets (d) (e)	(1.06)%	0.27%	(0.21)%	(0.77)%	(4.06	)% *** (f)
After Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	4.58%	3.34%	3.15%	3.03%	5.97	% *** (f)
Ratio of Net Investment Income (Loss) to Average
Net Assets (d) (e)	(1.06)%	0.28%	0.08%	(0.62)%	(4.06	)% *** (f)

Portfolio Turnover Rate	7.10%	0.00%	0.00%	0.00%	0.00	% **

* Commencement of operations.
** Not Annualized.
*** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.52%, 0.64%, 0.41%, 0.23% and 0.14% of interest expense during the years ended November 30, 2020,
November 30, 2019, November 30, 2018 and November 30, 2017 and the period ended November 30, 2016, respectively.
(f) Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 29

WP Trust

Financial Highlights - WP Income Plus Fund

Selected data for a share outstanding throughout the period:	12/1/2019	12/1/2018	12/1/2017	12/1/2016	1/4/2016*
	to	to	to	to	to
	11/30/2020	11/30/2019	11/30/2018	11/30/2017	11/30/2016
Net Asset Value - Beginning of Period	$10.99	$10.06	$11.46	$10.78	$10.00
Net Investment Income (a)	0.16	0.34	0.33	0.26	0.09
Net Gain (Loss) on Investments (Realized and Unrealized)	(5.24)	0.93	(0.83)	0.76	0.76
Total from Investment Operations	(5.08)	1.27	(0.50)	1.02	0.85
Distributions (From Net Investment Income)	(0.14)	(0.34)	(0.32)	(0.25)	(0.07)
Distributions (Return of Capital)	(0.01)	-	-	-	-
Distributions (From Capital Gains)	(0.05)	-	(0.58)	(0.09)	-
Total Distributions	(0.20)	(0.34)	(0.90)	(0.34)	(0.07)
Net Asset Value - End of Period	$5.71	$10.99	$10.06	$11.46	$10.78
Total Return (b)	(46.75)%	12.90%	(4.69)%	9.44%	8.50	% **

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$5,209	$15,379	$15,437	$14,487	$8,605
Ratio of Expenses to Average Net Assets (c) (e)	4.23%	3.01%	2.97%	2.87%	3.73	% *** (f)
Ratio of Net Investment Income to Average
Net Assets (d) (e)	2.21%	3.20%	3.02%	2.20%	1.22	% *** (f)
Portfolio Turnover Rate	10.61%	1.88%	0.34%	49.17%	37.52	% **

* Commencement of operations.
** Not Annualized.
*** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.56%, 0.66%, 0.45%, 0.33% and 0.27% of interest expense during the years ended November 30, 2020,
November 30, 2019, November 30, 2018 and November 30, 2017 and the period ended November 30, 2016, respectively.
(f) Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 30

WP Trust

Financial Highlights - WP Large Cap Income Plus Fund

Selected data for a share outstanding throughout the period:	12/1/2019	12/1/2018	9/1/2018		9/1/2017	9/1/2016	9/1/2015
	to	to	to		to	to	to
	11/30/2020	11/30/2019	11/30/2018(e)		8/31/2018	8/31/2017	8/31/2016
Net Asset Value - Beginning of Period	$16.71	$13.77	$14.69		$12.86	$10.31	$8.96
Net Investment Income	0.06 (a)	0.08 (a)	0.01	(a)	0.01	0.08	0.00
Net Gain (Loss) on Investments (Realized and Unrealized)	(4.08)	2.87	(0.93)		2.17	2.49	1.37
Total from Investment Operations	(4.02)	2.95	(0.92)		2.18	2.57	1.37
Distributions (From Net Investment Income)	(0.08)	(0.01)	-		(0.06)	(0.02)	-
Distributions (From Return of Capital)	-	-	-		-	-	(0.02)
Distributions (From Capital Gains)	(0.37)	-	-		(0.29)	-	-
Total Distributions	(0.45)	(0.01)	-		(0.35)	(0.02)	(0.02)
Net Asset Value - End of Period	$12.24	$16.71	$13.77		$14.69	$12.86	$10.31
Total Return (b)	(24.71)%	21.50%	(6.26	)% *	17.14%	24.95%	15.28%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$29,647	$43,235	$34,626		$36,458	$29,861	$23,996
Ratio of Expenses to Average Net Assets (c) (d)	2.75%	2.60%	2.75	% **	2.73%	2.47%	2.93%
Ratio of Net Investment Income to Average
Net Assets	0.53%	0.52%	0.21	% **	0.08%	0.65%	0.04%
Portfolio Turnover Rate	8.38%	3.92%	0.26	% *	4.01%	3.11%	5.30%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) The ratios include interest expense of 0.45% during the year ended November 30, 2020, 0.52% during the year ended November 30, 2019,
0.48% during the period ended November 30, 2018, 0.33% during the year ended August 31, 2018, 0.19% during the year ended August 31,
2017, and 0.20% during the year ended August 31, 2016.
(e) Represents the period from September 1, 2018 through November 30, 2018. The WP Large Cap Income Plus Fund changed its fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 31

NOTES TO FINANCIAL STATEMENTS WP TRUST

November 30, 2020

1.) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Family of Funds (the “Funds”) are series of WP Trust (the “Trust”). The Trust was organized on June 4, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The following series of the WP Family of Funds: (i) WP Smaller Companies Income Plus Fund (“Smaller Companies Fund”), (ii) WP International Companies Income Plus Fund (“International Companies Fund”), (iii) WP Income Plus Fund (“Income Fund”) and (iv) WP Large Cap Income Plus Fund (“Large Cap Fund”) (each a “Fund” and collectively, the “Funds”) are each an open-end management investment company and separate series of the Trust. The Smaller Companies Fund, International Companies Fund and Income Fund are non-diversified Funds. As non-diversified Funds, the Smaller Companies Fund, International Companies Fund and Income Fund may invest a significant portion of their assets in a small number of companies. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions. The Large Cap Fund is a diversified Fund.

The investment objective of each Fund is total return. The Funds’ investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Funds currently offer one class of shares, Institutional Class shares. The Smaller Companies Fund, the International Companies Fund and the Income Fund commenced operations on January 4, 2016. The Large Cap Fund commenced operations on October 10, 2013.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 2.

OPTIONS: The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and exchange-traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

EXCHANGE TRADED AND CLOSED END FUNDS: The Funds may invest in ETFs and Closed End Funds (“CEFs”). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the ETFs

2020 Annual Report 32

Notes to Financial Statements - continued and CEFs, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of November 30, 2020, the iShares Russell 2000 ETF represented 52.40% of the Smaller Companies Fund’s net assets, the iShares MSCI EAFE ETF represented 103.16% of the International Companies Fund’s net assets and the iShares iBoxx High Yield Corporate Bond ETF and the SPDR Bloomberg Barclays High Yield Bond ETF represented 31.49% and 74.31% of the Income Fund’s net assets, respectively. Additional information for these securities, including their financial statements, is available from the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Large Cap Fund did not invest greater than 25% of its net assets in any one security.

FEDERAL INCOME TAXES: The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended November 30, 2020, the Funds did not incur any interest or penalties.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually for the Smaller Companies Fund, International Companies Fund and Large Cap Fund. Dividends will be paid monthly for the Income Fund. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

COMMON EXPENSES: Common expenses of the Trust are allocated among the Funds within the Trust either based on relative net assets of each Fund, divided equally among the Funds or allocated to specific Funds. The allocations are dependent upon the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

OTHER: Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds using the identified cost method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income and expenses are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.) SECURITIES VALUATIONS

PROCESSES AND STRUCTURE

The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instru-

2020 Annual Report 33

Notes to Financial Statements - continued ments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

HIERARCHY OF FAIR VALUE INPUTS

The Funds utilize various methods to measure the fair value of all investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, CEFs and ETFs) Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and they are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds. Money market funds are valued at net asset value and are classified in Level 1 of the fair value hierarchy.

Derivative instruments Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, these securities are valued at fair value as determined in good faith by the

2020 Annual Report 34

Notes to Financial Statements - continued

Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of November 30, 2020:

Smaller Companies Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,173,300	$–	$–	$ 3,173,300
Exchange Traded Funds	4,344,480	–	–	4,344,480
Money Market Funds	1,487,349	–	–	1,487,349
Options Purchased	1,650	–	–	1,650
Total	$ 9,006,779	$–	$–	$ 9,006,779

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 444,240	$494,235	$–	$ 938,475
Total	$ 444,240	$494,235	$–	$ 938,475

International Companies Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 368,120	$–	$–	$ 368,120
Exchange Traded Funds	5,331,400	–	–	5,331,400
Money Market Funds	303,470	–	–	303,470
Options Purchased	1,710	–	–	1,710
Total	$ 6,004,700	$–	$–	$ 6,004,700

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 456,580	$430,800	$–	$ 887,380
Total	$ 456,580	$430,800	$–	$ 887,380

Income Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 620,117	$–	$–	$ 620,117
Exchange Traded Funds	5,511,160	–	–	5,511,160
Money Market Funds	133,790	–	–	133,790
Options Purchased	2,010	–	–	2,010
Total	$ 6,267,007	$–	$–	$ 6,267,077

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 481,260	$603,120	$–	$1,084,380
Total	$ 481,260	$603,120	$–	$1,084,380

Large Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$35,656,795	$–	$–	$35,656,795
Closed End Funds	796,430	–	–	796,430
Warrants	17,990	–	–	17,990
Money Market Funds	690,452	–	–	690,452
Options Purchased	7,420	–	–	7,420
Total	$37,169,087	$–	$–	$37,169,087

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$2,675,740	$5,070,900	$–	$7,746,640
Total	$2,675,740	$5,070,900	$–	$7,746,640

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the fiscal year ended November 30, 2020.

3. DERIVATIVES TRANSACTIONS

As of November 30, 2020, portfolio securities valued at $7,517,780, $5,699,520, $6,131,277 and $36,471,215 were held in segregated accounts by the custodian as collateral for options written by the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund, respectively.

The average monthly notional value of options contracts purchased and written by each Fund for the year ended November 30, 2020, were as follows:

2020 Annual Report 35

Notes to Financial Statements - continued
Smaller Companies Fund	Average Notional Value
Put Options Purchased	$37,041,538
Call Options Written	($6,800,385)
Put Options Written	($16,401,154)

International Companies Fund	Average Notional Value
Put Options Purchased	$38,810,577
Call Options Written	($6,493,462)
Put Options Written	($17,306,923)

Income Fund	Average Notional Value
Put Options Purchased	$54,660,769
Call Options Written	($10,751,538)
Put Options Written	($25,311,538)

Large Cap Fund	Average Notional Value
Put Options Purchased	$179,447,115
Call Options Written	($37,351,385)
Put Options Written	($84,768,846)

As of November 30, 2020, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Smaller Companies Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$1,650
Total Assets		$1,650

Liabilities	Location	Equity Contracts/Total
Call options written	Options Written at Fair Value	$ 84,975
Put options written	Options Written at Fair Value	853,500
Total Liabilities		$938,475

International Companies Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$1,710
Total Assets		$1,710

Liabilities	Location	Equity Contracts/Total
Put options written	Options Written at Fair Value	$887,380
Total Liabilities		$887,380

Income Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$2,010
Total Assets		$2,010

Liabilities	Location	Equity Contracts/Total
Put options written	Options Written at Fair Value	$1,084,380
Total Liabilities		$1,084,380

Large Cap Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$7,420
Total Assets		$7,420

Liabilities	Location	Equity Contracts/Total
Call options written	Options Written at Fair Value	$2,643,540
Put options written	Options Written at Fair Value	5,103,100
Total Liabilities		$7,746,640

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the year ended November 30, 2020, are recorded in the following locations in the Statements of Operations:

2020 Annual Report 36

Notes to Financial Statements - continued
Smaller Companies Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	($ 6,600)
Call options written	Options written	521,616
Put options written	Options written	276,186
		$791,202

Net realized gain (loss) on:	Location	Equity Contracts/Total
Call options purchased	Options purchased	($ 1,543)
Put options purchased	Options purchased	85,187
Call options written	Options written	(629,798)
Put options written	Options written	(3,137,665)
		($3,683,819)

International Companies Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	($ 6,593)
Call options written	Options written	488,234
Put options written	Options written	285,346
		$766,988

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$ 559,936
Call options written	Options written	(1,086,244)
Put options written	Options written	(3,518,890)
		($4,045,198)

Income Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$ 11,081
Call options written	Options written	787,833
Put options written	Options written	304,217
		$1,103,131

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$1,134,898
Call options written	Options written	(1,829,787)
Put options written	Options written	(6,543,787)
		($7,238,676)

Large Cap Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	($ 45,857)
Call options written	Options written	(127,255)
Put options written	Options written	1,545,066
		$1,371,954

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$510,272
Call options written	Options written	(3,888,643)
Put options written	Options written	(12,104,692)
		($15,483,063)

The following tables present the Funds’ derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2020.

2020 Annual Report 37

Notes to Financial Statements - continued
Smaller Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of Statement of		Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities
Options
Written	$ 938,475	$0	$938,475	$680,671	$257,804	$0

International Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of Statement of		Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities

Options
Written	$ 887,380	$0	$887,380	$812,919	$74,461	$0

Income Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of Statement of		Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities

Options
Written	$ 1,084,380	$0	$1,084,380	$1,026,915	$57,465	$0

Large Cap Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of Statement of		Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities

Options
Written	$ 7,746,640	$0	$7,746,640	$7,550,896	$195,744	$0

(1) Written options at value as presented in the Funds’ Schedule of Options Written.
(2) The amounts are limited to the derivative liability balances and accordingly do not include excess collat-
eral pledged.

2020 Annual Report 38

Notes to Financial Statements - continued

4.) INVESTMENT TRANSACTIONS

For the fiscal year ended November 30, 2020, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Smaller	International
	Companies Fund	Companies Fund	Income Fund	Large Cap Fund
Purchases	$417,386	$544,564	$1,047,731	$3,215,659
Sales	$6,220,087	$5,118,702	$10,866,342	$16,784,415

There were no purchases or sales of U.S. Government obligations.

5.) ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of 1.35% of each Fund’s average daily net assets. For the year ended November 30, 2020, the Adviser earned management fees as follows:

Management Fees
Smaller Companies Fund	$ 98,302
International Companies Fund	85,335
Income Fund	109,270
Large Cap Fund	404,138

The Adviser had entered into a contractual agreement with the Trust under which it had agreed to waive or reduce its fees and to assume other expenses of the Smaller Companies Fund, International Companies Fund and Income Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expense on securities sold short and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, as amended) to not more than 2.50% . The contractual agreement expired on March 30, 2019 and was not renewed. The Adviser has also entered into a contractual agreement with the Trust with respect to the Large Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses associated with any proxies, mergers, reorganizations and other shareholder solicitation activities, litigation-related expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 2.50% . The contractual agreement expired on December 31, 2019 and was not renewed. As such, the Adviser did not waive any management fees as it relates to each Fund during the fiscal year ended November 30, 2020.

The Funds may, at a later date, reimburse the Adviser the management fees waived or limited and other expenses assumed and paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous three fiscal years, if the total annual fund operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the operating expense limits with respect to the average daily net assets of the Funds (or any lower expense limitation or limitations to which the parties may otherwise agree) that were in effect at the time they were waived. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

	November 30,	November 30,
	2022	2021
Smaller Companies Fund	$4,552	$44,420
International Companies Fund	1,233	27,465
Income Fund	–	–
Large Cap Fund	–	–

An Interested Trustee is also a managing member of the Adviser.

Prior to September 7, 2020, the Funds had entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty” or “Prior Administrator”). Pursuant to the ICSA, M3Sixty provided day-to-day operational services to the Funds including, but not limited to: (a) Fund

2020 Annual Report 39

Notes to Financial Statements - continued accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records. The ICSA provided for certain minimum fees along with basis points fees. In addition if the ICSA is terminated before the contractual agreement date, there are certain fees and expenses for early termination.

For their services provided through September 6, 2020, amounts paid to M3Sixty, including compliance officer fees and out of pocket expenses, were as follows:

ICSA Fees
Smaller Companies Fund	$ 68,111
International Companies Fund	67,315
Income Fund	71,721
Large Cap Fund	122,847

Through September 6, 2020, certain officers of the Trust were also officers of the Prior Administrator.

Prior to September 7, 2020 the Funds had entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD” or “Prior Distributor”). Pursuant to the Distribution Agreement, M3SixtyD provided distribution services to the Funds through September 6, 2020. M3SixtyD served as underwriter/distributor of the Funds.

The Prior Distributor was an affiliate of the Prior Administrator.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Funds may expend up to 0.25% for Institutional Class shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

Through September 6, 2020, the Funds accrued 12b-1 expenses attributable to Institutional Class shares with the Prior Distributor as follows:

12b-1 Fees
Smaller Companies Fund	$ 18,204
International Companies Fund	15,802
Income Fund	20,235
Large Cap Fund	75,826

Effective September 7, 2020 Premier Fund Solutions, Inc. (“PFS” or “Administrator”) serves as the Administrator for the Trust pursuant to a written agreement with the Trust. PFS provides day-to-day administrative services to the Funds. For PFS’s services to the Funds, each Fund pays PFS an annualized asset-based fee of 0.07% of average daily net assets up to $200 million, with lower fees at higher asset levels; subject to a minimum monthly fee of $2,800 per Fund, plus reimbursement of out of pocket expenses. For its services, from September 7, 2020 through November 30, 2020, amounts earned by PFS were as follows:

Administration Fees
Smaller Companies Fund	$ 8,400
International Companies Fund	8,400
Income Fund	8,400
Large Cap Fund	8,400

Certain officers of the Trust are also officers of the Administrator.

6.) TAX MATTERS

For federal income tax purposes, at November 30, 2020 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including written options were as follows:

	Smaller	International
	Companies Fund	Companies Fund	Income Fund	Large Cap Fund
Cost of Investments	$5,188,638	$4,980,348	$6,070,123	$22,790,044

2020 Annual Report 40

Notes to Financial Statements - continued
Gross Unrealized Appreciation	$4,237,134	$1,379,831	$647,811	$19,916,648
Gross Unrealized Depreciation	(352,323)	(355,479)	(450,857)	(5,519,043)
Net Unrealized Appreciation
(Depreciation) on Investments	$3,884,811	$1,024,352	$196,954	$14,397,605

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of derivatives and wash sales.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2020, the Funds’ most recent fiscal year end, were as follows:

	Smaller Companies Fund	International Companies Fund
Undistributed ordinary income	$ –	$ –
Accumulated capital and other losses	(2,651,290)	(4,453,503)
Unrealized appreciation	3,884,811	1,024,352
	$ 1,233 521	$(3,429,151)

	Income Fund	Large Cap Fund
Undistributed ordinary income	$ –	$ 162,852
Accumulated capital and other losses	(7,707,910)	(11,992,727)
Unrealized appreciation	196,954	14,397,605
	$(7,510,956)	$ 2,567,730

As of November 30, 2020, accumulated capital and other losses include the following:

Smaller Companies Fund
Deferred Late Year Ordinary Losses*	$ 236,533
Straddle Loss Deferral	864,701
Short Term Capital Loss Carryforward	911,937
Long Term Capital Loss Carryforward	638,119

International Companies Fund
Deferred Late Year Ordinary Losses*	$ 166,608
Short Term Capital Loss Carryforward	1,434,075
Long Term Capital Loss Carryforward	2,852,820

Income Fund
Straddle Loss Deferral	$ 38,411
Short Term Capital Loss Carryforward	2,454,218
Long Term Capital Loss Carryforward	5,215,281

Large Cap Fund
Straddle Loss Deferral	$ 705,739
Short Term Capital Loss Carryforward	4,556,049
Long Term Capital Loss Carryforward	6,730,939

* Under current tax law, late year ordinary losses incurred after December 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. The reclassifications listed below have no impact on the net asset value of the Funds and are as a result of net operating losses. As of November 30, 2020, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

Smaller Companies Fund
Paid In Capital	($171,410)
Total Distributable Earnings	$171,410

2020 Annual Report 41

Notes to Financial Statements - continued

The tax character of distributions paid during the fiscal years ended November 30, 2020 and 2019 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2020	November 30, 2019
Smaller Companies Fund
Ordinary Income	$ –	$ –
Long-term Capital Gain	11,812	–
	$ 11,812	$ –

International Companies Fund
Ordinary Income	$ 113,201	$ –
Long-term Capital Gain	81,889	–
	$ 195,090	$ –

Income Fund
Ordinary Income	$ 218,278	$ 476,517
Return of Capital	16,007	–
Long-term Capital Gain	27,509	–
	$ 261,794	$ 476,517

Large Cap Fund
Ordinary Income	$ 356,126	$ 31,799
Long-term Capital Gain	814,553	–
	$ 1,170,679	$ 31,799

7.) COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.) COVID-19 RISKS

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coron-avirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

9.) SUBSEQUENT EVENTS

On December 22, 2020, Income Fund paid and declared an ordinary income distribution of $24,636 to shareholders of record on December 21, 2020. Additionally, on December 22, 2020, Large Cap Fund paid and declared an ordinary income distribution of $134,225 to shareholders of record on December 21, 2020. Smaller Companies Fund and International Fund did not declare any distributions in December.

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no other subsequent events requiring adjustment to or disclosure in the financial statements.

2020 Annual Report 42

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund, WP Income Plus Fund, and WP Large Cap Income Plus Fund and Board of Trustees of WP Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund, WP Income Plus Fund, and WP Large Cap Income Plus Fund, (the “Funds”), each a series of WP Trust, as of November 30, 2020, the related statements of operations and cash flows, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2020, the results of their operations and their cash flows, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in	Financial Highlights
	and Cash Flows	Net Assets

WP Smaller Companies Income			For the years ended
Plus Fund, WP International	For the year ended	For the years ended	November 30, 2020,
Companies Income Plus Fund,	November 30, 2020	November 30, 2020 and	2019, 2018 and 2017 and
WP Income Plus Fund		2019	the period ended
November 30, 2016

For the years ended
	For the year ended	For the years ended	November 30, 2020 and
WP Large Cap Income Plus Fund	November 30, 2020	November 30, 2020 and	2019, the period ended
		2019	November 30, 2018, the
years ended August 31,
2018, 2017 and 2016

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

2020 Annual Report 43

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Winning Points Advisors, LLC since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 28, 2021

2020 Annual Report 44

DISCLOSURE OF EXPENSES (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on June 1, 2020 and held through November 30, 2020.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMALLER COMPANIES FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2020 to
	June 1, 2020	November 30, 2020	November 30, 2020

Actual	$1,000.00	$1,860.25	$33.97

Hypothetical	$1,000.00	$1,001.25	$23.76
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 4.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INTERNATIONAL COMPANIES FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2020 to
	June 1, 2020	November 30, 2020	November 30, 2020

Actual	$1,000.00	$1,224.11	$32.86

Hypothetical	$1,000.00	$995.45	$29.48
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 5.91%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2020 Annual Report 45

Disclosure of Expenses (Unaudited) - continued

INCOME FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2020 to
	June 1, 2020	November 30, 2020	November 30, 2020

Actual	$1,000.00	$1,063.72	$31.52

Hypothetical	$1,000.00	$994.45	$30.47
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 6.11%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

LARGE CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2020 to
	June 1, 2020	November 30, 2020	November 30, 2020

Actual	$1,000.00	$1,416.67	$17.22

Hypothetical	$1,000.00	$1,010.75	$14.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.85%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2020 Annual Report 46

ADDITIONAL INFORMATION November 30, 2020 (Unaudited)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Funds publicly file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-959-9260; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-959-9260. This information is also available on the SEC’s web site at http://www.sec.gov.

2020 Annual Report 47

TRUSTEES AND OFFICERS - Unaudited

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. Generally, each Trustee and officer serves an indefinite term or until certain circumstances occur such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The following chart shows information for the Trustees, including the Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”) and the Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”), as well as each officer of the Trust. The address of each trustee and officer is 129 NW 13th Street, Suite D-26, Boca Raton, FL 33431. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling (866) 959-9260.

Interested Trustee* and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the		Occupation(s)	Portfolios	Directorships
and Age	Trust	Time Served	During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Charles S. Stoll	President,	Since 2015	Managing Member, Winning	5	None
Year of Birth: 1955	Trustee		Points Advisors, LLC (1989 to present).

Bradley J. Alden	Trustee	Since 2015	Program Lead, Culmen	5	None
Year of Birth: 1974			International, LLC (government
consulting services) (2010 to present).

John Brandt	Vice	Since 2020	Investment Adviser Representa-	N/A	N/A
Year of Birth: 1943	President		tive and Portfolio Manager,
Winning Points Advisors, LLC
(2000 to present).

John H. Lively	Secretary	Since 2017	Attorney, Practus, LLP (law firm)	N/A	N/A
Year of Birth: 1969			(May 2018–present); The Law
Offices of John H. Lively &
Associates, Inc. (law firm) (2010
to May 2018).

James D. Craft	Treasurer	Since 2020	Fund Administrator, Premier Fund	N/A	N/A
Year of Birth: 1982	and Principal		Solutions, Inc. (2007-present);
	Financial		Chief Technology Officer, Premier
	Officer		Fund Solutions, Inc. (2011 to present).

Julian G. Winters	Chief	Since 2020	Managing Member of Watermark	N/A	N/A
Year of Birth: 1968	Compliance		Solutions, LLC (investment man-
	Officer		agement compliance and consult-
ing) (2007 to present).

* Mr. Stoll is an Interested Trustee because he is managing member of the Advisor. Mr. Alden is an Interested Trustee because he has a familial relationship with a member of the Advisor.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Donald H. Baxter	Independent	Since 2015	President and Treasurer, Baxter	5	None
Year of Birth: 1942	Trustee		Financial Corporation (investment
advisor) (1989 to present).

	Independent	Since 2015	Secretary and Chief Compliance	5	None
Ronald F. Rohe	Trustee		Officer, Baxter Financial Corpor-
Year of Birth: 1943			ation (investment advisor) (1990
to present).

Michael G. Rogan	Independent	Since 2015	President, Rogan & Associates,	5	None
Year of Birth: 1963	Trustee		Inc. (investment advisor) (1997 to present).

2020 Annual Report 48

WP TRUST
129 NW 13th Street
Suite D-26
Boca Raton, FL 33431

INVESTMENT ADVISER
Winning Points Advisers, LLC
129 NW 13th Street
Suite D-26
Boca Raton, FL 33431

FUND ADMINISTRATOR
Premier Fund Solutions, Inc.
1939 Friendship Drive
Suite C
El Cajon, CA 92020

TRANSFER AGENT AND FUND ACCOUNTANT
Mutual Shareholder Services, LLC
8000 Town Centre Drive
Suite 400
Broadview Heights, OH 44147

DISTRIBUTOR
Arbor Court Capital, LLC
8000 Town Centre Drive
Suite 400
Broadview Heights, OH 44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 Water Street
Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Ronald F. Rohe. Mr. Rohe is “independent” for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 11/30/2020	FYE 11/30/2019
Audit Fees	$62,500	$62,500
Audit-Related Fees	$0	$0
Tax Fees	$12,000	$12,000
All Other Fees	$1,000	$2,300

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC. All Other Fees: Semi-Annual Report Review.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant, the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 11/30/2020	FYE 11/30/2019
Registrant	$13,000	$14,300
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable. Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

By: /s/ Charles S. Stoll
Charles S. Stoll
Principal Executive Officer

Date: 2/5/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Charles S. Stoll
Charles S. Stoll
Principal Executive Officer

Date:2/5/2021

By:/s/ James Craft
James Craft
Chief Financial Officer

Date: 2/5/2021